CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment, net	$ 6,193,181	$ 6,090,017
Intangible assets, net	1,429,056	1,561,559
Right-of-use assets, net	241,953	233,126
Investments in non-consolidated companies	957,352	879,965
Other investments	247,082	24,934
Deferred tax assets	205,590	225,680
Receivables, net	154,303	157,103
Non-current assets	9,428,517	9,172,384
Current assets
Inventories, net	1,636,673	2,265,880
Receivables and prepayments, net	77,849	104,575
Current tax assets	136,384	167,388
Trade receivables, net	968,148	1,348,160
Derivative financial instruments	11,449	19,929
Other investments	872,488	210,376
Cash and cash equivalents	584,681	1,554,299
Current assets	4,287,672	5,670,607
Total assets	13,716,189	14,842,991
EQUITY
Capital and reserves attributable to owners of the parent	11,262,888	11,988,958
Non-controlling interests	183,585	197,414
Total equity	11,446,473	12,186,372
Non-current liabilities
Borrowings	315,739	40,880
Lease liabilities	213,848	192,318
Deferred tax liabilities	254,801	336,982
Other liabilities	245,635	251,383
Provisions	73,218	54,599
Non-current liabilities	1,103,241	876,162
Current liabilities
Borrowings	303,268	781,272
Lease liabilities	43,495	37,849
Derivative financial instruments	3,217	1,814
Current tax liabilities	90,593	127,625
Other liabilities	202,826	176,264
Provisions	12,279	17,017
Customer advances	48,692	82,729
Trade payables	462,105	555,887
Current liabilities	1,166,475	1,780,457
Total liabilities	2,269,716	2,656,619
Total equity and liabilities	$ 13,716,189	$ 14,842,991